To Whom It May Concern:

Westcor Land Title Insurance Company was engaged by Bayview Fund Management LLC as diligence agent to order and review title reports for a population of 3,408 mortgage loans. Said title reports were obtained and reviewed between February 2016 and March 2017. With respect to these 3,408 mortgage loans:

General Findings:

1.	As set forth in the title reports:

a.	For 3,397 mortgage loans, the subject mortgage is recorded in the appropriate recording jurisdiction.

b.	For 11 mortgage loans, the subject mortgage was released.

Findings with Respect to Pre-Origination MTG/Non-MTG Liens Only:

1.	As set forth in the title reports:

a.	For 3,062 mortgage loans, the title/lien search confirms the subject mortgage in expected lien position.

b.	For 305 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position, but a clear title policy confirms the lien insured in expected lien position.

c.	For 26 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position and a title policy does not confirm the lien insured in expected lien position.

d.	For 4 mortgage loans, the title/lien search does not confirm the subject mortgage in expected lien position and a title policy was unavailable and/or deficient and does not confirm the lien insured in expected lien position.

e.	For 11 mortgage loans, the subject mortgage was released.

Findings with Respect to Potentially Superior Post-Origination HOA Liens Only:

1.	As set forth in the title reports:

a.	For 4 mortgage loans, potentially superior post-origination HOA liens/judgments were found of record. For those mortgage loans where an amount was available, the total amount of such potentially superior post-origination HOA liens/judgments is $17,449.79.

600 W Germantown Pike, Suite 450, Plymouth Meeting, PA 19462

Findings with Respect to Potentially Superior Post-Origination Municipal Liens Only:

1.	As set forth in the title reports:

a.	For 59 mortgage loans, potentially superior post-origination municipal liens/judgments were found of record. For those mortgage loans where an amount was available, the total amount of such potentially superior post-origination municipal liens/judgments is $147,033.75.

Thank You,

Westcor Land Title Insurance Company

600 W Germantown Pike, Suite 450, Plymouth Meeting, PA 19462